Property and equipment, net	6 Months Ended
Mar. 31, 2026
Property and equipment, net
Property and equipment, net

Note 11– Property and equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Machinery and equipment	$2,397,386	$2,322,963
Property and buildings	-	62,048
Vehicles	25,787	24,986
Subtotal	2,423,173	2,409,997
Less: accumulated depreciation	(1,758,719)	(1,530,751)
Property and equipment, net	$664,454	$879,246

Depreciation expense was $239,213, and $248,076 for the six months ended March 31, 2026, and 2025, respectively.